Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2015
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 02, 2015
Prospectus Date	rr_ProspectusDate	Nov. 02, 2015